17. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Commitments Contingencies And Legal Proceedings
Future minimum lease payments under non-cancelable operating leases
Years Ended June 30,	Total
2020	$132,941
2021	169,297
2022	-
2023	-
2024	-
Beyond	-
Total	$302,238

Years Ended September 30,	Total
2019	$118,190
2020	85,914
2021	23,498
2022	-
2023	-
Beyond	-
Total	$227,602